Summary Of Significant Accounting Policies (Depreciation And Amortization Expense From Continuing Operations Related To Land, Buildings And Equipment) (Details) (USD $)
In Millions, unless otherwise specified
12 Months Ended
	May 25, 2014	May 26, 2013	May 27, 2012
Property, Plant and Equipment [Line Items]
Depreciation and amortization on buildings and equipment	$ 304.4	$ 278.3	$ 241.3
Losses on disposal of land, buildings and equipment	2.8	5.0	3.5
Buildings And Equipment
Property, Plant and Equipment [Line Items]
Depreciation and amortization on buildings and equipment	$ 296.3	$ 271.0	$ 233.1